Other income net - Summary of Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Revenue [abstract]
Interest income on financial assets carried at amortized cost	$ 184		$ 180		$ 128
Interest income on financial assets fair valued through other comprehensive income	121		124		122
Gain/(loss) on investments carried at fair value through other comprehensive income	2
Gain / (loss) on investments carried at fair value through profit or loss	33		34		34
Gain/(loss) on investments carried at amortized cost	9
Interest income on income tax refund	46	[1]	41	[2]	237	[3]
Exchange gains / (losses) on forward and options contracts	(274)		(24)		12
Exchange gains / (losses) on translation of other assets and liabilities	330		55		11
Others	17		15		24
Other income	$ 468		$ 425		$ 568

[1]	During the quarter and year ended March 31, 2026, the Company received orders under section 250 and Section 254 of the Income Tax Act, 1961, from the Income Tax Authorities in India for the assessment years, 2013-14 and assessment years 2017-18 to 2021-22. These orders confirmed the Company's position with respect to tax treatment of certain matters. As a result, interest income (pre-tax) $41 million was recognized.
[2]	During the year ending March 31, 2025, the Company received orders under section 250 of the Income Tax Act, 1961, from the Income Tax Authorities in India for the assessment years, 2016-17 and 2019-20. These orders confirmed the Company's position with respect to tax treatment of certain contentious matters. As a result, interest income (pre-tax) of $38 million along with corresponding tax impact was recognized.
[3]	During the year ending March 31, 2024, the Company received orders under section 250 and 254 of the Income Tax Act, 1961, from the Income Tax Authorities in India for the assessment years, 2007-08 to 2015-16, 2017-18 and 2018-19. These orders confirmed the Company's position with respect to tax treatment of certain contentious matters. As a result, interest income (pre-tax) of $232 million along with the corresponding tax impact was recognized.